THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCK (87.0%)
ARGENTINA (4.6%)
Astra Compania Argentina de Petroleo SA
  (Oil-Production)...............................      1,301,030   $   2,251,338
Banco Frances del Rio de la Plata SA (ADR)
  (Banking)......................................          4,707         142,975
Capex SA (Utilities).............................        379,700       3,759,959
Corcemar SA (Class B) (Building Materials)+......        494,492       3,091,339
Molinos Rio de la Plata SA (Food, Beverages &
  Tobacco).......................................        888,947       3,316,592
Perez Companc SA (Spon. ADR) (Oil-Services)......        258,700       4,166,053
Quilmes Industrial (Quinsa) (Registered) (Spon.
  ADR) (Food, Beverages & Tobacco)...............         93,850         868,112
Telefonica de Argentina (ADR)
  (Telecommunications)...........................        336,800      11,198,600
Transportadora de Gas del Sur SA (ADR)
  (Oil-Services).................................        193,100       2,413,750
YPF Sociedad Anonima (Spon. ADR)
  (Oil-Production)...............................        468,100      12,931,262
                                                                   -------------
                                                                      44,139,980
                                                                   -------------

BRAZIL (6.1%)
Bompreco Supermercados Do Norde SA (GDR) (144A)
  (Food, Beverages & Tobacco)....................         40,900         920,250
Cia de Saneamento Basico de Sao Paulo SA
  (Water)+.......................................     48,200,000       9,517,273
Electrolux do Brasil SA (ADR) (Electric)+........        362,071       3,540,511
Makro Atacadista (Spon. GDS) (144A) (Retail)+....        360,000       4,725,000
Perdigao Commercio e Industrio SA (Food,
  Beverages & Tobacco)...........................     44,384,895          85,553
Santista Alimentos SA (Food, Beverages &
  Tobacco).......................................      3,632,500       8,709,475
Souza Cruz SA (Food, Beverages & Tobacco)........        638,600       5,163,849

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
BRAZIL (CONTINUED)
Telecomunicacoes Brasileiras SA
  (Telecommunication Services)...................    195,586,000      21,056,657
Votorantim Celulose e Papel SA (ADR) (Forest
  Products & Paper)..............................        302,850       3,861,337
                                                                   -------------
                                                                      57,579,905
                                                                   -------------

CHILE (4.3%)
Administradora de Fondos de Pensiones Provida SA
  (ADR) (Banking)................................        153,400       2,761,200
Banco Santander Chile (ADS) (Banking)............        244,500       3,912,000
Compania Cervecerias Unidas SA (ADR) (Food,
  Beverages & Tobacco)...........................        204,700       4,541,781
Compania de Telecomunicaciones de Chile SA (Spon.
  ADR) (Telecommunication Services)..............        329,125      10,655,422
Empresa Nacional de Electricidad SA (Spon. ADR)
  (Utilities)....................................        294,900       5,676,825
Enersis SA (ADR) (Utilities).....................        109,800       3,458,700
Madeco SA (Spon. ADR) (Construction & Housing)...        129,000       3,531,375
Sociedad Quimica y Minera de Chile SA (ADR)
  (Chemicals)....................................        106,746       6,324,700
                                                                   -------------
                                                                      40,862,003
                                                                   -------------

CHINA (0.9%)
Dongfang Electrical Machinery Co. (Electrical
  Equipment).....................................      3,200,000       1,053,376
Luoyang Glass Co. Ltd. (Series H) (Building
  Materials).....................................      3,574,000         668,984
Shanghai Erfangji Co. Ltd. (Series B) (Capital
  Goods)+........................................        177,320          33,336
Shanghai Tyre and Rubber Co. Ltd. (Series B)
  (Metals & Mining)..............................      3,229,990       2,021,974

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
CHINA (CONTINUED)
Tsingtao Brewery Co. Ltd. (Series B) (Food,
  Beverages & Tobacco)...........................      6,720,000   $   2,841,018
Yizheng Chemical Fibre Co. Ltd. (Series H)
  (Chemicals)....................................      7,702,000       1,511,265
                                                                   -------------
                                                                       8,129,953
                                                                   -------------

COLOMBIA (0.9%)
Banco de Colombia SA (GDR)(144A) (Banking).......        440,000       2,530,000
Banco Ganadero SA (ADR) (Banking)................         53,000       1,464,125
Banco Industrial Colombiano SA (ADR) (Banking)...         30,400         551,000
Cementos Diamante SA (ADR) (Building
  Materials).....................................        251,900       3,684,037
Corporacion Financiera Del Valle SA (ADR) (144A)
  (Banking)......................................         20,678          75,474
                                                                   -------------
                                                                       8,304,636
                                                                   -------------

CROATIA (0.4%)
Pliva D.D. (GDS) (Pharmaceuticals)+..............        213,860       3,507,304
                                                                   -------------

CZECH REPUBLIC (1.6%)
Central European Media Entertainment Ltd.
  (Entertainment, Leisure & Media)+..............        123,000       3,520,875
Cokoladovny Praha (Food, Beverages & Tobacco)+...         36,100       4,432,310
Elektrarny Opatovice AS (Telecommunications)+....         30,500       4,298,576
SPT Telecom AS (Telecommunications)+.............         21,490       2,270,509
Synthesia AS (Chemicals)+........................         63,000         358,744
                                                                   -------------
                                                                      14,881,014
                                                                   -------------

ECUADOR (0.2%)
La Cemento Nacional CA (GDS) (144A) (Building
  Materials).....................................         10,240       2,099,200
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

EGYPT (0.4%)
Commercial International Bank of Egypt (GDR)
  (144A) (Banking)+..............................        170,550   $   3,837,375
                                                                   -------------

GABON (0.4%)
Elf Gabon SA (Oil-Production)....................         12,500       3,683,794
                                                                   -------------

GHANA (0.3%)
Guiness Ghana Ltd. (Food, Beverages &
  Tobacco)+......................................      1,845,745         341,310
Pioneer Tobacco Co. (Food, Beverages &
  Tobacco)+......................................      2,848,800         306,927
Social Security Bank Ltd. (Banking)+.............      3,548,903       2,334,571
Unilever Ghana Ltd. (Food, Beverages &
  Tobacco).......................................        450,000         198,359
                                                                   -------------
                                                                       3,181,167
                                                                   -------------

GREECE (2.8%)
Ergo Bank SA (Banking)...........................         61,380       4,045,586
Hellenic Bottling Co. SA (Food, Beverages &
  Tobacco).......................................        235,602       7,652,975
Hellenic Sugar Industry SA (Food, Beverages &
  Tobacco).......................................        318,450       2,164,909
Michaniki SA (Building Materials)................        126,720       1,149,403
National Mortgage Bank of Greece (Banking).......         96,396       6,469,154
Titan Cement Co. SA (Registered) (Building
  Materials).....................................         66,000       5,290,653
                                                                   -------------
                                                                      26,772,680
                                                                   -------------

HONG KONG (1.9%)
Citic Pacific Ltd. (Multi - Industry)............        644,000       3,483,320
Concord Land Development Co. Ltd. (Real
  Estate)........................................        202,400         128,680
Guangdong Investment Ltd. (Multi - Industry).....      3,192,190       2,987,585

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
HONG KONG (CONTINUED)
Pacific Concord Holdings Ltd. (Transport &
  Services)......................................     10,120,000   $   4,964,295
Yue Yuen Industrial Holdings Ltd. (Retail).......      2,974,000       6,584,132
                                                                   -------------
                                                                      18,148,012
                                                                   -------------
HUNGARY (1.6%)
Borsodchem RT (Chemicals)+.......................        108,300       3,945,084
Magyar Olaj ES Gas (Natural Gas).................        460,200       8,407,147
Polifarb Cieszyn SA (Chemicals)..................        297,826       1,676,129
Zalakeramia RT (Building Materials)..............         27,340       1,206,882
                                                                   -------------
                                                                      15,235,242
                                                                   -------------

INDIA (6.6%)
Bajaj Auto Ltd. (GDR) (Automotive)...............        156,200       5,131,170
EIH Ltd. (GDR) (Restaurants & Hotels)+...........        502,050       8,218,558
Hindalco Industries Ltd. (GDR) (Metals &
  Mining)+.......................................        130,150       4,212,956
Hindustan Development Corp. (GDR) (144A) (Multi -
  Industry)......................................      1,000,000         400,000
ITC Ltd. (GDR) (Food, Beverages & Tobacco).......        951,800      13,082,491
Larsen & Toubro Ltd. (GDR) (Diversified
  Manufacturing).................................        449,000       6,371,310
Raymond Ltd. (GDR) (Textiles)....................        204,150         791,082
Reliance Industrial Infrastructure Ltd. (GDR)
  (Chemicals)....................................        788,200      15,464,484
Shiram Industrial Enterprises Ltd. (GDR) (144A)
  (Multi - Industry)+............................        258,000         258,000
Shriram Industrial Enterprises Ltd. (GDR) (Multi
  - Industry)+...................................        246,900         246,900
Steel Authority of India Ltd. (GDR) (Metals &
  Mining)........................................        495,400       4,396,675
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
INDIA (CONTINUED)
Videocon International Ltd. (GDS) (144A)
  (Entertainment, Leisure & Media)+..............      1,185,500   $   1,600,425
Wockhardt Ltd. (GDR) (Pharmaceuticals)...........        284,400       2,275,200
                                                                   -------------
                                                                      62,449,251
                                                                   -------------

INDONESIA (4.6%)
P.T. Fastfood Indonesia (Food, Beverages &
  Tobacco).......................................        197,000         316,173
P.T. Goodyear Indonesia (Capital Goods)..........        100,000          76,132
P.T. Indorama Synthetic (Textiles)...............        648,000         486,667
P.T. Indoryan Utama (Forest Products & Paper)+...        642,000         462,346
P.T. International Nickel Indonesia (Metals &
  Mining)........................................      3,555,700       8,047,880
P.T. Matahari Putra Prima (Retail)...............      7,218,000      10,099,258
P.T. Modern Photo Film Co. (Wholesale &
  International Trade)...........................        377,500       1,242,798
P.T. Multi Bintang Indonesia (Food, Beverages &
  Tobacco).......................................        200,000       3,662,551
P.T. Niaga Bank (Banking)........................      1,308,600       3,661,926
P.T. Pakuwon Jati (Real Estate)..................     11,158,000       4,362,181
P.T. Pan Brothers Textiles (Textiles)+...........        117,000          67,407
P.T. Putra Surya Perkasa (Building Materials)....      1,350,000       1,333,333
P.T. Semen Cibinong (Building Materials).........      2,254,000       6,145,164
P.T. Surya Toto Indonesia (Capital Goods)........        900,000       1,750,000
P.T. Tempo Scan Pacific (Pharmaceuticals)........        664,000       1,338,930
P.T. Unilever Indonesia (Food, Beverages &
  Tobacco).......................................         47,605         955,038
                                                                   -------------
                                                                      44,007,784
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
ISRAEL (2.5%)
First International Bank of Israel Ltd.
  (Banking)+.....................................         10,500   $   8,506,937
Israel Chemicals Ltd. (Chemicals)+...............      4,492,500       5,434,043
Koors Industries Ltd. (Spons. ADR) (Multi -
  Industry)......................................        287,900       5,002,263
Teva Pharmaceutical Industries Ltd. (ADR)
  (Pharmaceuticals)..............................         90,900       4,590,450
                                                                   -------------
                                                                      23,533,693
                                                                   -------------

MALAYSIA (9.7%)
Antah Holdings Berhad (Multi - Industry).........            200             284
Box Pak (Malaysia) Berhad (Packaging &
  Containers)....................................          1,896           4,986
Carlsberg Brewery Malaysia Berhard (Food,
  Beverages & Tobacco)...........................        565,416       4,933,342
Cold Storage Malaysia Berhard (Food, Beverages &
  Tobacco).......................................         74,000         119,698
Golden Hope Plantations Berhard (Metals &
  Mining)........................................      3,005,166       4,765,194
Hong Leong Industries Berhard (Multi -
  Industry)......................................      1,129,800       3,398,424
Kian Joo Can Factory Berhard (Capital Goods).....      1,034,000       3,872,375
Kuala Lumpur Kepong Berhad (Metals & Mining).....      2,695,500       6,980,423
Land & General Berhad (Real Estate)..............        383,000         521,860
Lion Corp. Berhad (Multi - Industry).............      1,086,000       2,206,628
London & Pacific Insurance Co. Berhad
  (Insurance)....................................         36,000         197,930
Malayan Cement Berhad (Building Materials).......      1,360,250       2,254,453
Malaysia Mining Corp. Berhad (Metals & Mining)...      2,322,600       2,776,034
Malaysian Airline System Berhad (Airlines).......      3,091,000       6,834,725
Malaysian Assurance Alliance Berhad
  (Insurance)....................................        493,500       2,654,300
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
MALAYSIA (CONTINUED)
Malaysian International Shipping Corp. Berhad
  (Transport & Services).........................      1,666,000   $   3,750,183
Malaysian Tobacco Co. Berhad (Food, Beverages &
  Tobacco).......................................        322,000         459,270
Matsushita Electric Co. Malaysia Berhad
  (Electronics)..................................        296,000       2,594,439
Nestle Malaysia Berhad (Food, Beverages &
  Tobacco).......................................      1,065,000       8,316,388
New Straits Times Press Berhad (Entertainment,
  Leisure & Media)...............................        100,000         557,772
Nylex Malaysia Berhad (Chemicals)................      1,690,000       3,339,623
Perlis Plantations Berhad (Transport &
  Services)......................................      1,845,000       5,512,983
Perusahaan Otomobil Nasional Berhad
  (Automotive)...................................        959,000       5,731,112
Putera Capital Berhad (Real Estate)..............          1,000           2,430
Resorts World Berhad (Entertainment, Leisure &
  Media).........................................        907,000       3,342,551
Shell Refining Company Malaysia Berhad (Oil-
  Production)....................................        996,500       3,017,310
Sistem Televisyen Malaysia Berhad (Entertainment,
  Leisure & Media)...............................      2,540,000       5,262,185
Tanjong Co. Berhad (Entertainment, Leisure &
  Media).........................................        393,000       1,424,830
Tenaga Nasional Berhad (Telecommunications)......      1,548,000       7,154,149
UMW Holdings Berhad (Capital Goods)..............            200           1,052
                                                                   -------------
                                                                      91,986,933
                                                                   -------------

MEXICO (8.8%)
ALFA, SA (Multi - Industry)......................        520,000       2,850,911
Cementos Mexicanos SA de CV (Building
  Materials).....................................      1,689,675       6,182,869
Cifra SA de CV (Class A) (Retail)................        323,503         488,150

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
MEXICO (CONTINUED)
Cifra SA de CV (Class B) (Retail)................      2,645,000   $   4,057,695
Desc Sociedad de Fomento Industrial SA de CV
  (Class A) (Multi - Industry)...................        268,000       1,684,995
Desc Sociedad de Fomento Industrial SA de CV
  (Class B) (Multi - Industry)...................        244,000       1,595,464
Desc Sociedad de Fomento Industrial SA de CV
  (Class C) (Multi - Industry)...................         10,666          68,804
Empaques Ponderosa SA de CV (Series B) (Forest
  Products & Paper)+.............................      4,840,000       3,036,965
Empresas ICA Sociedad Controladora SA de CV
  (Spon. ADR) (Construction & Housing)...........        239,400       3,561,075
Empresas La Moderna SA de CV (ADR) (Food,
  Beverages & Tobacco)...........................        152,000       3,154,000
Fomento Economico Mexicana SA de CV (Class B)
  (Food, Beverages & Tobacco)....................      1,556,000       7,337,274
Gruma SA de CV (Food, Beverages & Tobacco)+......        568,694       2,738,869
Grupo Carso SA de CV (Class A) (Multi -
  Industry)......................................        764,600       4,413,070
Grupo Casa Autrey SA de CV (Spon. ADR) (Food,
  Beverages & Tobacco)...........................        109,700       1,906,038
Grupo Financiero Banamex Accival SA de CV (Class
  B) (Banking)+..................................      1,587,000       3,396,490
Grupo Financiero Banamex Accival SA de CV (Class
  L) (Banking)+..................................         18,960          37,908
Grupo Financiero Bancomer SA de CV (Financial
  Services)+.....................................      3,780,000       1,321,388
Grupo Financiero Probursa SA de CV (Class B)
  (Banking)+.....................................          1,050              54
Grupo Modelo SA de CV (Series C) (Food, Beverages
  & Tobacco).....................................        594,400       3,602,630
Industrias Penoles SA de CV (Class CP) (Metals &
  Mining)........................................        691,500       3,234,663
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
MEXICO (CONTINUED)
Kimberly Clark De Mexico SA de CV (Class A)
  (Forest Products & Paper)......................        940,000   $   3,486,934
Sigma Alimentos SA de CV (Series B) (Food,
  Beverages & Tobacco)...........................        361,000       3,867,592
Telefonos de Mexico SA de CV (ADR)
  (Telecommunications)...........................        200,000         403,125
Telefonos de Mexico SA de CV (Spon. ADR) (Class
  L) (Telecommunications)........................        507,020      20,914,575
                                                                   -------------
                                                                      83,341,538
                                                                   -------------

MOROCCO (0.0%)(1)
Banque Commerciale Du Maroc (Banking)............             85           4,660
                                                                   -------------

PAKISTAN (0.6%)
Hub Power Co. (GDR) (Utilities)+.................        235,500       5,475,375
                                                                   -------------

PERU (1.7%)
Cementos Norte Pacasmayo SA (Class T) (Building
  Materials).....................................      1,234,520       1,890,010
Compania de Minas Buenaventura SA (Spon. ADR)
  (Metals & Mining)..............................        137,600       2,992,800
Creditcorp Ltd. (Financial Services).............        144,499       3,034,483
Minsur SA (Class T) (Metals & Mining)............              2               8
Telefonica del Peru SA (Telecommunication
  Services)......................................      1,070,500       2,578,858
Telefonica del Peru SA (ADR) (Telecommunication
  Services)......................................        220,800       5,299,200
                                                                   -------------
                                                                      15,795,359
                                                                   -------------

PHILIPPINES (3.0%)
Ayala Land, Inc. (B Shares) (Real Estate)........      3,805,625       2,742,010
Filinvest Land Inc. (Building Materials)+........     14,338,500       3,371,203

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
PHILIPPINES (CONTINUED)
Manila Electric Company
  (Class B) (Electric)...........................      1,103,100   $   6,860,381
Petron Corp. (Oil-Services)......................     11,353,344       4,176,236
Philippine Long Distance Telephone Co. (ADR)
  (Telecommunications)...........................          5,600         312,200
Philippine National Bank (Banking)+..............        444,523       2,916,284
San Miguel Corp. (Class B) (Food, Beverages &
  Tobacco).......................................      1,089,000       3,138,564
Universal Robina Corp. (Food, Beverages &
  Tobacco).......................................      6,894,000       2,535,902
Uniwide Holdings Inc. (Wholesale & International
  Trade)+........................................     12,050,000       2,558,966
                                                                   -------------
                                                                      28,611,746
                                                                   -------------

POLAND (0.6%)
Bank Rozwoju Eksportu SA (Banking)...............         63,817       1,533,488
Elektrim Spolka Akcyjna S.A. (Electrical
  Equipment).....................................         91,844         821,789
Wielkopolski Bank Kredytowy SA (Banking).........        575,500       3,275,204
                                                                   -------------
                                                                       5,630,481
                                                                   -------------

PORTUGAL (1.9%)
Banco Commercial Portugues SA (Banking)..........        136,485       2,078,559
Cimpor Cimentos de Portugal SA (Building
  Materials).....................................        164,200       3,534,535
Corporacao Industrial Do Norte SA (Building
  Materials).....................................         92,400       5,158,593
Mague-Gestao E Participacoes SA (Building
  Materials).....................................             76           2,017
Portugal Telecom SA (ADR) (Telecommunications)...        138,000       5,106,000
Uniao Cervejaria SA (Food, Beverages &
  Tobacco).......................................        132,000       2,256,410
                                                                   -------------
                                                                      18,136,114
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
RUSSIA (1.4%)
Rostelekom (RDC) (Registered)
  (Telecommunications)+..........................            295   $  11,357,500
Tatneft (Spon. ADR) (144A) (Oil-Production)+.....         31,300       2,347,500
                                                                   -------------
                                                                      13,705,000
                                                                   -------------

SLOVAKIA (0.4%)
Slovakofarma AS (Miscellaneous)+.................         30,700       3,842,127
                                                                   -------------

SOUTH AFRICA (5.3%)
Amalgamated Banks of South Africa Ltd.
  (Banking)......................................      1,231,735       8,116,448
De Beers Consolidated Mines Ltd. (Centenary
  Linked Units) (Metals & Mining)................        229,000       8,240,178
Distillers Corporation (South Africa) Ltd. (Food,
  Beverages & Tobacco)...........................        850,000       2,848,304
Engen Ltd. (Oil-Production)......................        529,828       2,901,449
Highveld Steel & Vanadium Corp. Ltd. (Metals &
  Mining)........................................         93,000         409,940
Iscor Ltd. (Metals & Mining).....................        389,312         269,668
Kersaf Investments Ltd. (Entertainment, Leisure &
  Media).........................................        131,000       1,119,531
Murray & Roberts Holdings Ltd. (Construction &
  Housing).......................................      1,234,800       3,846,161
Omni Media Corp. Ltd. (Entertainment, Leisure &
  Media).........................................        209,465       3,179,775
Sappi Ltd. (Forest Products & Paper).............        500,400       4,355,213
Sasol Ltd. (Oil-Production)......................        698,200       8,950,263
Sun International Bophuthatswana Ltd.
  (Entertainment, Leisure & Media)...............      2,199,600       1,385,106
Trans-Natal Coal Corp. Ltd. (Metals & Mining)....        713,400       4,612,667
                                                                   -------------
                                                                      50,234,703
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
SOUTH KOREA (4.2%)
Dong Ah Construction Industrial Co. Ltd. (EDR)
  (Building Materials)+..........................        172,166   $   1,566,711
Hansol Paper Co. Ltd. (GDS) (Forest Products &
  Paper)+........................................        190,166       1,901,660
Hanwha Chemical Corp. (Chemicals)+...............        413,870       3,688,638
Hyundai Motor Co. Ltd. (GDS) (Automotive)+.......        531,322       4,582,652
Kia Motors Corp. (GDS) (144A) (Automotive)+......          1,074          18,795
Korea Electric Power Corp. (Electric)............         65,900       1,965,178
Korea Electric Power Corp. (ADR) (Electric)......        382,900       6,509,300
Korea Long Term Credit Bank (Banking)............         90,898       1,182,081
Korea Zinc Co. Ltd. (Metals & Mining)............        104,400       2,153,541
Pohang Iron & Steel Co. Ltd. (Metals & Mining)...            100           7,571
Pohang Iron & Steel Co. Ltd. (ADR) (Metals &
  Mining)........................................        125,000       3,015,625
Samsung Co. Ltd. (GDR represents 1/2 non-voting
  common share)(144A) (Electronics)+.............          7,699          21,172
Samsung Co. Ltd. (GDR represents 1/2 non-voting
  common share)(144A) (Electronics)+.............            792           2,178
Samsung Electronics Co. Ltd. (GDR represents 1/2
  non-voting preferred share) (144A)
  (Electronics)..................................        434,810      10,161,510
Samsung Electronics Co. Ltd. (GDR represents 1/2
  voting common share)(144A) (Electronics)+......          7,992         375,624
Shinhan Bank (Banking)...........................        185,000       2,740,985
                                                                   -------------
                                                                      39,893,221
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

TAIWAN (3.8%)
Asia Cement Corp. (GDS) (Building Materials).....        192,358   $   3,486,489
China Steel Corp. (Spon. GDR) (Metals &
  Mining)........................................        238,642       5,363,479
Evergreen Marine Corp. (GDR) (Transport &
  Services)+.....................................        175,000       3,189,375
Hocheng Group Corp. (GDR) (144A) (Building
  Materials)+....................................        408,148       3,673,332
Macronix International Co. Ltd. (ADR)
  (Semiconductors)+..............................        580,000      11,201,250
Microelectronics Technology Inc. (GDS)
  (Telecommunications)+..........................         55,946         447,568
President Enterprises Corp. (GDR) (Food,
  Beverages & Tobacco)+..........................        324,402       5,839,236
Yang Ming Marine Transport (GDR) (Transport &
  Services)+.....................................        235,600       3,180,600
                                                                   -------------
                                                                      36,381,329
                                                                   -------------

THAILAND (3.6%)
Advanced Info Service Public Co. Ltd.
  (Telecommunications)...........................        202,500       1,375,835
American Standard Sanitaryware (Thailand) Ltd.
  (Building Materials)...........................         94,800       1,306,333
Bangkok Bank Public Co. Ltd. (Banking)...........        855,700       7,926,470
Charoen Pokphand Feedmill Public Co. Ltd.
  (Agriculture)..................................        509,700       1,482,761
Dhana Siam Finance and Securities Public Co. Ltd.
  (Financial Services)...........................             68              80
International Cosmetics Public Co. Ltd.
  (Retail).......................................        262,040       1,073,234
Krung Thai Bank Public Co. Ltd. (Banking)........      1,713,200       2,147,644
Land & House Public Co. Ltd. (Real Estate).......        302,000         924,783
Lanna Lignite Public Co. Ltd. (Metals &
  Mining)........................................        408,200       3,531,217
Phatra Thanakit Public Co. Ltd. (Financial
  Services)......................................        666,600       1,288,545

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
THAILAND (CONTINUED)
Sahavirya Steel Industries Public Co. Ltd.
  (Metals & Mining)+.............................      3,270,600   $   1,014,041
Siam Cement Public Co. Ltd. (Building
  Materials).....................................        249,200       6,677,117
TelecomAsia Corporation Public Co. Ltd.
  (Telecommunications)+..........................      1,301,300       1,979,965
Thai Farmers Bank Public Co. Ltd. (Banking)......        493,400       2,984,002
                                                                   -------------
                                                                      33,712,027
                                                                   -------------

TURKEY (1.1%)
Eregli Demir Ve Celik Fabrikalari AS (Metals &
  Mining)........................................     15,564,000       1,521,267
Koc Holding AS (Multi - Industry)................     16,649,000       3,377,452
Migros Turk AS (Food, Beverages & Tobacco).......      1,949,200       1,977,095
Sarkuysan Elektrolitik Bakir AS
  (Telecommunications-Equipment).................      2,578,000         247,226
Turkiye Garanti Bankasi AS (Banking).............     58,653,500       3,245,066
                                                                   -------------
                                                                      10,368,106
                                                                   -------------

VENEZUELA (0.8%)
Ceramicas Carabobo CA (Spon. ADR) (Class A)
  (Building Materials)...........................      1,877,333       1,454,933
Ceramicas Carabobo CA (Spon. ADR) (Class B)
  (Building Materials)...........................        469,330         344,958
Compania Anonima Nacional Telefonos de Venezuela
  (ADR) (Telecommunication Services)+............        171,600       5,148,000
Corimon CA (Chemicals)+..........................          1,575              24
Venezolana de Prerreducidos Caroni CA (GDS)
  (Metals & Mining)+.............................        263,000       1,065,150
                                                                   -------------
                                                                       8,013,065
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

ZIMBABWE (0.0%)(1)
Trans Zambezi Industries Ltd. (Multi -
  Industry)......................................         10,000   $       9,000
                                                                   -------------
  TOTAL COMMON STOCK (COST
   $786,210,828).................................                    825,493,777
                                                                   -------------

CONVERTIBLE PREFERRED STOCKS (0.3%)
PHILIPPINES (0.3%)
Philippine Long Distance Telephone Co. (GDS
  represents 1 Series 2 Cnv Pfd)
  (Telecommunications)...........................         90,000       2,880,000
                                                                   -------------
  (COST $3,204,782)..............................

PREFERRED STOCK (7.3%)
ARGENTINA (0.2%)
Quilmes Industrial SA (Spon. ADR non-voting)
  (Food, Beverages & Tobacco)....................        170,325       1,894,866
                                                                   -------------

BRAZIL (7.1%)
Banco Bradesco SA (Banking)......................    763,260,000       6,315,407
Banco Itau SA (Banking)..........................      8,320,000       4,498,185
Companhia Acos Especiais Itabira (ADR) (Metals &
  Mining)........................................        420,000       1,575,000
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar (Food, Beverages & Tobacco).............     80,600,000       1,592,235
Companhia Energetica de Minas Gerais SA (ADR)
  (Utilities)....................................        262,566      11,948,959
Companhia Energetica de Sao Paulo SA
  (Utilities)+...................................     77,000,000       4,090,584
Companhia Hering (Textiles)......................     71,300,000         506,824
Compania Paranaense de Energia-Copel
  (Utilities)....................................    322,000,000       5,010,719
Copene Petroquimica do Nordeste SA (Spon. ADR)
  (Class A) (Chemicals)..........................        166,200       2,890,983
Copene-Petroquimica do Noreste SA
  (Oil-Production)...............................      9,790,000       3,433,505
Iochpe Maxion SA (Automotive)+...................     22,260,000       1,862,779

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
BRAZIL (CONTINUED)
Perdigao Commercio Industrio SA (Food, Beverages
  & Tobacco).....................................    900,000,000   $   1,861,707
Petroleo Brasileiro SA (Oil-Production)..........     71,633,333      15,053,548
Telecomunicacoes Brasileiras SA (ADR)
  (Telecommunications)...........................         54,663       6,272,579
Varig SA (Transportation)+.......................        130,000         232,243
                                                                   -------------
                                                                      67,145,257
                                                                   -------------

GREECE (0.0%)(1)
Delta Dairy SA (Food, Beverages & Tobacco).......          1,417          14,089
Michaniki SA (Building Materials)................         11,520          85,855
                                                                   -------------
                                                                          99,944
                                                                   -------------
  TOTAL PREFERRED STOCK (COST
   $53,423,332)..................................                     69,140,067
                                                                   -------------

RIGHTS (0.0%)(1)
FRANCE (0.0%)(1)
Banque Commerciale Du Maroc (Banking)+...........             85             583
                                                                   -------------
GREECE (0.0%)(1)
Michaniki (Common Share) (Expire 06/13/97)
  (Building Materials)+..........................        126,720         114,710
Michaniki (Preferred Share) (Expire 06/13/97)
  (Building Materials)+..........................         11,520          10,428
                                                                   -------------
                                                                         125,138
                                                                   -------------
  TOTAL RIGHTS (COST $1,560).....................                        125,721
                                                                   -------------

WARRANTS (0.0%)(1)
MALAYSIA (0.0%)(1)
UMW Holdings Berhad (Expire 01/26/00) (Capital
  Goods)+........................................            200             550
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

THAILAND (0.0%)(1)
Thai Farmers Bank Public Co Ltd. (Expire
  09/15/02) (Banking)+...........................         41,263   $      30,009
                                                                   -------------
  TOTAL WARRANTS (COST $40,712)..................                         30,559
                                                                   -------------
                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
CONVERTIBLE BONDS (2.2%)
INDONESIA (0.1%)
P.T. Inti Indorayon Utama, 7.00% due 05/02/06
  (Forest Products & Paper)......................  $     900,000         706,500
                                                                   -------------

MALAYSIA (0.7%)
Telekom Malaysia Berhad, 4.00% due 10/03/04
  (Telecommunications)...........................      7,545,000       6,743,344
                                                                   -------------

MEXICO (0.1%)
Telmex Prides, 11.25%
  due 05/15/98 (Telecommunications)..............         25,000       1,031,250
                                                                   -------------

PORTUGAL (0.3%)
BCP Bank & Trust Co., 8.75% due 05/21/02
  (Banking)......................................      1,700,000       2,249,963
                                                                   -------------

SOUTH KOREA (0.0%)(1)
Daewoo Heavy Industries Ltd., 3.00% due 12/31/01
  (Capital Goods)................................        200,000         136,000
                                                                   -------------

TAIWAN (1.0%)
Far Eastern Department Stores Ltd., 3.00% due
  07/06/01 (Retail)..............................      5,164,000       5,912,780
Pacific Electric Wire & Cable Co. Ltd., 3.75% due
  10/31/01 (Electrical Equipment)................        300,000         432,750

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  -------------   -------------
TAIWAN (CONTINUED)
Yageo Corporation, 1.25% due 07/24/03
  (Electronics)..................................  $   1,263,000   $   2,093,421
Yieh Loong Co. Ltd., 2.00% due 12/31/00 (Metals &
  Mining)........................................      2,500,000       1,336,160
                                                                   -------------
                                                                       9,775,111
                                                                   -------------
  TOTAL CONVERTIBLE BONDS (COST
   $22,433,826)..................................                     20,642,168
                                                                   -------------
                                                       UNITS
                                                   -------------
UNIT TRUSTS (3.5%)
GHANA (0.1%)
Blakeney Investors+*.............................        100,000       1,331,000
                                                                   -------------

RUSSIA (3.2%)
New Century Holdings Ltd. (Partnership III; Group
  B)+*...........................................          1,800       1,060,200
New Century Holdings Ltd. (Partnership IV; Group
  I)+*...........................................          2,000       8,264,000
New Century Holdings Ltd. (Partnership V; Group
  I)+*...........................................          3,800      11,768,600
New Century Holdings Ltd. (Partnership X)+*......          6,317       9,147,016
                                                                   -------------
                                                                      30,239,816
                                                                   -------------
              SECURITY DESCRIPTION                     UNITS           VALUE
-------------------------------------------------  -------------   -------------

TAIWAN (0.2%)
R.O.C. Taiwan Fund...............................        140,000   $   1,802,500
                                                                   -------------
  TOTAL UNIT TRUSTS (COST $16,422,000)...........                     33,373,316
                                                                   -------------
TOTAL INVESTMENTS (COST $881,737,040) (100.3%)..................
                                                                     951,685,608
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)...................
                                                                      (2,660,799)
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 949,024,809
                                                                   -------------
                                                                   -------------

------------------------------
Note: Based on the cost of investments of $881,742,745 for Federal Income Tax purposes at April 30, 1997 the aggregate gross unrealized appreciation and depreciation was $184,633,923 and $114,691,060 respectively, resulting in net unrealized appreciation of $69,942,863.

+ - Non-income producing securities.

* - Restricted securities. See Note 4.

1 - Less than 0.1%

ADR - American Depositary Receipt.

ADS - American Depositary Shares.

Spon. ADR - Sponsored ADR.

EDR - European Depositary Receipt.

GDR - Global Depositary Receipt.

GDS - Global Depositary Shares.

RDC - Russian Depositary Certificate.

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                                    PERCENT OF
                                                                    PORTFOLIO
                                                                   ------------
Food, Beverages & Tobacco........................................      12.60%
Banking..........................................................       9.98%
Telecommunications...............................................       8.82%
Metals & Mining..................................................       7.73%
Building Materials...............................................       6.91%
Oil-Production...................................................       5.73%
Chemicals........................................................       4.69%
Telecommunications-Services......................................       4.69%
Utilities........................................................       4.14%
Unit Trusts......................................................       3.52%
Retail...........................................................       3.46%
Multi-Industry...................................................       3.36%
Entertainment, Leisure & Media...................................       2.25%
Transport & Services.............................................       2.16%
Electric.........................................................       1.98%
Forest Products & Paper..........................................       1.87%
Automotive.......................................................       1.82%
Electronics......................................................       1.60%
Pharmaceuticals..................................................       1.23%
Semiconductors...................................................       1.18%
Construction & Housing...........................................       1.15%
Oil-Services.....................................................       1.13%
Water............................................................       1.00%
Real Estate......................................................       0.91%
Natural Gas......................................................       0.88%
Restaurants & Hotels.............................................       0.86%
Airlines.........................................................       0.72%
Diversified Manufacturing........................................       0.67%
Capital Goods....................................................       0.62%
Financial Services...............................................       0.59%
Miscellaneous....................................................       0.40%
Wholesale & International Trade..................................       0.40%
Insurance........................................................       0.30%
Electrical Equipment.............................................       0.24%
Textiles & Apparels..............................................       0.19%
Agriculture......................................................       0.16%
Telecommunications-Equipment.....................................       0.03%
Transportation...................................................       0.02%
Packaging & Containers...........................................       0.01%
                                                                   ------------
                                                                      100.00%
                                                                   ------------
                                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $881,737,040)           $951,685,608
Foreign Currency at Value (Cost $821,451)               735,978
Cash                                                    546,492
Receivable for Investments Sold                      10,388,519
Dividends Receivable                                  3,018,049
Interest Receivable                                     325,921
Prepaid Trustees' Fees                                    2,934
Deferred Organization Expenses                            2,540
Prepaid Expenses and Other Assets                         3,068
                                                   ------------
    Total Assets                                    966,709,109
                                                   ------------

LIABILITIES
Payable for Investments Purchased                    16,484,529
Unrealized Depreciation of Spot Foreign Currency
  Contracts                                               1,054
Advisory Fee Payable                                    782,430
Custody Fee Payable                                     295,849
Administrative Services Fee Payable                      24,325
Administration Fee Payable                                4,542
Fund Services Fee Payable                                   588
Accrued Expenses                                         90,983
                                                   ------------
    Total Liabilities                                17,684,300
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $949,024,809
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $782,040)                                                   $ 7,861,496
Interest Income                                                    1,500,633
                                                                 -----------
    Investment Income                                              9,362,129

EXPENSES
Advisory Fee                                       $ 4,436,244
Custodian Fees and Expenses                            681,152
Administrative Services Fee                            139,560
Professional Fees and Expenses                          38,582
Fund Services Fee                                       15,422
Administration Fee                                      11,191
Trustees' Fees and Expenses                              7,166
Printing Expenses                                        4,125
Insurance Expense                                        2,226
Amortization of Organization Expense                       816
Registration Fees                                          302
Miscellaneous                                              675
                                                   -----------
    Total Expenses                                                 5,337,461
                                                                 -----------
NET INVESTMENT INCOME                                              4,024,668

NET REALIZED GAIN (LOSS) ON
  Investment Transactions                           18,748,010
  Foreign Currency Transactions                        (57,340)
                                                   -----------
    Net Realized Gain                                             18,690,670

NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investment                                        75,799,345
  Foreign Currency Contracts and Translations         (320,131)
                                                   -----------
    Net Change in Unrealized Appreciation                         75,479,214
                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $98,194,552
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                     APRIL 30,      FOR THE FISCAL
                                                       1997           YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1996
                                                   -------------   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $   4,024,668   $      8,894,888
Net Realized Gain (Loss) on Investment and
  Foreign Currency Transactions                       18,690,670         (7,216,715)
Net Change in Unrealized Appreciation of
  Investment and Foreign Currency Contracts and
  Translations                                        75,479,214         42,113,769
                                                   -------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                      98,194,552         43,791,942
                                                   -------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        225,507,041        449,754,895
Withdrawals                                         (234,035,552)      (253,675,258)
                                                   -------------   ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                    (8,528,511)       196,079,637
                                                   -------------   ----------------
    Total Increase in Net Assets                      89,666,041        239,871,579

NET ASSETS
Beginning of Period                                  859,358,768        619,487,189
                                                   -------------   ----------------
End of Period                                      $ 949,024,809   $    859,358,768
                                                   -------------   ----------------
                                                   -------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                        FOR THE PERIOD
                                                                      FOR THE FISCAL     NOVEMBER 15,
                                                       FOR THE          YEAR ENDED           1993
                                                   SIX MONTHS ENDED    OCTOBER 31,     (COMMENCEMENT OF
                                                    APRIL 30, 1997    --------------    OPERATIONS) TO
                                                     (UNAUDITED)       1996     1995   OCTOBER 31, 1994
                                                   ----------------   -------   ----   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    1.20%(a)    1.23% 1.31%             1.36%(a)
  Net Investment Income                                       0.91%(a)    1.14% 1.07%             0.66%(a)
Portfolio Turnover                                              26%        31%    41%               27%
Average Broker Commissions                         $        0.0008    $0.0006     --                --

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The Portfolio commenced operations on November 15, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $223,722,513 on that date from the JPM Emerging Markets Equity Fund, Ltd. in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of companies in emerging markets. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the Unites States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------
      exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At April 30, 1997, the Portfolio had no open forward foreign currency contracts.

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    f)The Portfolio incurred organization expenses in the amount of $7,629. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    g)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the

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THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------
      Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 1.00% of the Portfolio's average daily net assets. For the six months ended April 30, 1997, such fees amounted to $4,436,244.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and the other portfolios in which The JPM Pierpont Funds, The JPM Institutional Funds and The JPM Advisor Funds invest (the "Master Portfolios"), JPM Series Trust and JPM Series Trust
      II. For the six months ended April 30, 1997, the fee for these services amounted to $11,191.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Service Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of the aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, The JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. For the six months ended April 30, 1997, the fee for these services amounted to $139,560.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $15,422 for the six months ended April 30, 1997.

34
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THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,115.

3. INVESTMENT TRANSACTIONS:

Investment transactions (excluding short-term investments) for the six months ended April 30, 1997 were as follows:

COST OF                    PROCEEDS
   PURCHASES              FROM SALES
----------------------   ------------
$289,196,628...........  $220,371,247

4. RESTRICTED SECURITIES:

                                                   SHARES    DATE ACQUIRED   U.S. $ COST
                                                   -------   -------------   -----------
Blakeney Investors...............................  100,000        11/1/96    $ 1,000,000
New Century Holdings Ltd. Partnership III........    1,800        4/11/94    $ 1,800,000
New Century Holdings Ltd. Partnership IV.........    2,000        6/16/94    $ 2,000,000
New Century Holdings Ltd. Partnership V..........    3,800        11/9/94    $ 3,800,000
New Century Holdings Ltd. Partnership X..........    6,317        1/21/97    $ 6,317,000

The securities shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described in Note 1a. The value of these securities at April 30, 1997 is $31,570,816 representing 3.3% of net assets.

                                                                              35